Quarterly Holdings Report
for

Fidelity Freedom® Blend 2025 Fund

June 30, 2020

FBF-Y25-QTLY-0820
1.9892469.101

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	3,370,289	$60,429,291
Fidelity Series Commodity Strategy Fund (a)	5,908,316	22,687,933
Fidelity Series Large Cap Growth Index Fund (a)	3,267,852	41,109,583
Fidelity Series Large Cap Stock Fund (a)	2,984,875	41,997,195
Fidelity Series Large Cap Value Index Fund (a)	7,213,635	79,277,845
Fidelity Series Small Cap Opportunities Fund (a)	1,645,997	20,130,541
Fidelity Series Value Discovery Fund (a)	2,425,890	28,382,914
TOTAL DOMESTIC EQUITY FUNDS
(Cost $290,689,487)		294,015,302

International Equity Funds - 27.9%
Fidelity Series Canada Fund (a)	1,395,491	13,312,982
Fidelity Series Emerging Markets Fund (a)	1,202,026	10,277,325
Fidelity Series Emerging Markets Opportunities Fund (a)	4,842,687	92,834,310
Fidelity Series International Growth Fund (a)	2,108,205	36,134,634
Fidelity Series International Index Fund (a)	1,562,550	14,828,602
Fidelity Series International Small Cap Fund (a)	737,699	11,788,437
Fidelity Series International Value Fund (a)	4,297,395	36,141,094
Fidelity Series Overseas Fund (a)	3,488,301	35,999,265
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $246,392,911)		251,316,649

Bond Funds - 33.5%
Fidelity Series Corporate Bond Fund (a)	4,180,264	46,609,938
Fidelity Series Emerging Markets Debt Fund (a)	629,204	5,643,962
Fidelity Series Floating Rate High Income Fund (a)	145,138	1,251,085
Fidelity Series Government Bond Index Fund (a)	4,980,083	56,125,540
Fidelity Series High Income Fund (a)	718,231	6,341,977
Fidelity Series Inflation-Protected Bond Index Fund (a)	5,355,723	55,967,308
Fidelity Series Investment Grade Bond Fund (a)	5,147,272	62,436,413
Fidelity Series Investment Grade Securitized Fund (a)	4,029,991	42,798,503
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,978,191	20,553,409
Fidelity Series Real Estate Income Fund (a)	388,511	3,753,017
TOTAL BOND FUNDS
(Cost $284,909,744)		301,481,152

Short-Term Funds - 6.0%
Fidelity Cash Central Fund 0.12% (b)	1,542	1,542
Fidelity Series Government Money Market Fund 0.25% (a)(c)	7,479,165	7,479,165
Fidelity Series Short-Term Credit Fund (a)	831,951	8,502,542
Fidelity Series Treasury Bill Index Fund (a)	3,788,562	37,923,508
TOTAL SHORT-TERM FUNDS
(Cost $53,704,899)		53,906,757
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $875,697,041)		900,719,860
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,527)
NET ASSETS - 100%		$900,707,333

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$39,276,904	$11,891,761	$7,007,408	$--	$374,456	$15,893,578	$60,429,291
Fidelity Series Canada Fund	10,389,447	2,231,823	926,140	--	(223,965)	1,841,817	13,312,982
Fidelity Series Commodity Strategy Fund	23,200,992	3,885,709	5,425,559	--	(904,119)	1,930,910	22,687,933
Fidelity Series Corporate Bond Fund	31,642,886	12,217,663	657,305	310,463	(5,415)	3,412,109	46,609,938
Fidelity Series Emerging Markets Debt Fund	4,287,511	888,267	61,118	70,527	315	528,987	5,643,962
Fidelity Series Emerging Markets Fund	5,717,669	3,195,815	74,423	--	1,511	1,436,753	10,277,325
Fidelity Series Emerging Markets Opportunities Fund	54,494,556	26,490,132	2,732,613	--	(182,877)	14,765,112	92,834,310
Fidelity Series Floating Rate High Income Fund	980,429	211,225	14,786	13,385	275	73,942	1,251,085
Fidelity Series Government Bond Index Fund	48,924,364	11,692,249	4,440,328	207,831	27,952	(78,697)	56,125,540
Fidelity Series Government Money Market Fund 0.25%	11,100,027	15,980,114	19,600,976	9,539	--	--	7,479,165
Fidelity Series High Income Fund	4,974,465	1,072,554	73,933	83,352	1,066	367,825	6,341,977
Fidelity Series Inflation-Protected Bond Index Fund	43,423,368	12,184,999	1,390,765	27,122	14,088	1,735,618	55,967,308
Fidelity Series International Growth Fund	30,898,510	6,484,178	6,957,161	--	149,556	5,559,551	36,134,634
Fidelity Series International Index Fund	11,486,700	2,798,099	1,400,576	--	(149,940)	2,094,319	14,828,602
Fidelity Series International Small Cap Fund	9,110,460	1,724,529	879,295	--	37,666	1,795,077	11,788,437
Fidelity Series International Value Fund	29,741,178	6,339,055	5,363,467	--	(201,052)	5,625,380	36,141,094
Fidelity Series Investment Grade Bond Fund	47,202,122	14,028,147	1,522,870	383,210	38,640	2,690,374	62,436,413
Fidelity Series Investment Grade Securitized Fund	33,309,800	10,467,092	1,229,540	146,366	8,639	242,512	42,798,503
Fidelity Series Large Cap Growth Index Fund	29,317,674	8,861,997	4,936,471	713,813	257,734	7,608,649	41,109,583
Fidelity Series Large Cap Stock Fund	30,402,665	7,653,361	1,532,237	--	(52,699)	5,526,105	41,997,195
Fidelity Series Large Cap Value Index Fund	56,512,480	17,799,438	2,901,205	--	73,011	7,794,121	79,277,845
Fidelity Series Long-Term Treasury Bond Index Fund	17,274,484	5,197,868	1,520,298	376,280	231,416	(630,061)	20,553,409
Fidelity Series Overseas Fund	29,163,804	7,586,808	6,642,800	--	(558,774)	6,450,227	35,999,265
Fidelity Series Real Estate Income Fund	2,704,880	668,041	46,331	48,141	180	426,247	3,753,017
Fidelity Series Short-Term Credit Fund	8,171,855	49,122	--	49,122	--	281,565	8,502,542
Fidelity Series Small Cap Opportunities Fund	15,075,941	3,819,685	1,834,211	--	(306,155)	3,375,281	20,130,541
Fidelity Series Treasury Bill Index Fund	37,333,959	749,366	46,628	138,233	(72)	(113,117)	37,923,508
Fidelity Series Value Discovery Fund	17,686,922	8,568,328	905,699	--	49,256	2,984,107	28,382,914
Total	$683,806,052	$204,737,425	$80,124,143	$2,577,384	$(1,319,307)	$93,618,291	$900,718,318

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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